Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

W. John McGuire

202.739.5654

wjmcguire@morganlewis.com

April 24, 2012

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SSgA Active ETF Trust: Pre-Effective Amendment No. 6 to the Registration Statement on Form N-1A (File Nos. 333-173276 and 811-22542)

Ladies and Gentlemen:

On behalf of our client, SSgA Active ETF Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933, and under the Investment Company Act of 1940, Pre-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A. The purpose of Pre-Effective Amendment No. 6 is to incorporate changes in response to SEC comments.

Please contact me at (202) 739-5654 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire